Summary of Significant Accounting Policies (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Cost Classifications
Depreciation and amortization not included in cost of product sold	$ 1.2	$ 0.8	$ 2.3	$ 1.5	$ 3.6	$ 2.4	$ 2.8
Depreciation and amortization not included in direct operating expenses	27.1	25.6	53.9	51.0	103.5	67.2	63.4
Depreciation and amortization not included in selling, general and administrative expenses	0.1	0.2	0.2	0.4	0.5	0.2	0.2
Segment Reporting
Number of operating segments					1
Share-Based Compensation
Additional share-based compensation as a result of modification of the plan allocated to the Partnership					6.3
Coffeyville refinery
Planned Major Maintenance Costs
Number of phases					2
Turnaround costs					21.2	66.4	1.2
Coffeyville refinery | Minimum
Planned Major Maintenance Costs
Frequency of planned major maintenance activities					4 years
Coffeyville refinery | Maximum
Planned Major Maintenance Costs
Frequency of planned major maintenance activities					5 years
Wynnewood refinery
Planned Major Maintenance Costs
Turnaround costs					$ 102.5